Subsequent Events (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2016 USD ($)	Oct. 19, 2015 USD ($) ft²
Windlass Run
Sales price inclusive of extension fees	$ 11,288
Port Capital
Purchase price		$ 9,900
Square feet | ft²		91,218
Percent occupied		100.00%
Average annual gross rental rate	642
RiverFront
Third Party Remediation Costs	$ 3,000